Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Total credit equivalent amount, collateral applied	$ 69,278	$ 66,460
Collateral [member]
Disclosure of credit risk exposure [line items]
Total credit equivalent amount, collateral applied	$ 16,000	$ 18,000